Initial Public Offering - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	Mar. 17, 2022	Feb. 02, 2021
Class of Stock [Line Items]
Gross proceeds		$ 57.5
Offering cost		$ 1.3
Price per share	$ 11.5	$ 11.5
IPO [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction		5,750,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Sale of stock, number of shares issued in transaction		750,000
Price per share		$ 10